Advance to Suppliers	12 Months Ended
Jun. 30, 2025
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

NOTE 5 — ADVANCE TO SUPPLIERS

Advance to suppliers as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Advance to suppliers	$3,414,484	$4,062,866
Less: provision for advances to suppliers	(496,442)	(184,139)
Advance to suppliers, net	$2,918,042	$3,878,727